Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) - Forecast [Member] - USD ($)	Dec. 31, 2024	Dec. 30, 2024	Sep. 30, 2024	Aug. 01, 2024
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Pre-money enterprise valuation amount				$ 6,200,000,000
Promissory Note [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Principal amount	$ 448,287	$ 448,287	$ 192,069
Debt Facility [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Debt facility amount				6,200,000,000
PIPE Anchor Equity Investment [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Equity investment				$ 500,000,000